Fair Value Measurements - Schedule of Fair value of Liability Using Monte Carlo Simulation Model (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Monte Carlo Method [Member]
Stock price			$ 6.75
Fixed conversion price	$ 0.25	$ 0.25
Risk free rate		1.60%
Expected dividend yield	8.00%	8.00%
Minimum [Member]
Stock price	$ 4.78
Minimum [Member] | Monte Carlo Method [Member]
Stock price	$ 8.35	$ 8.91
Risk free rate	0.20%
Contractual term (years)	1 year 2 months 12 days	1 year 2 months 12 days
Expected volatility	87.20%	89.20%
Maximum [Member]
Stock price	$ 4.97
Maximum [Member] | Monte Carlo Method [Member]
Stock price	$ 9.20	$ 9.03
Risk free rate	0.40%
Contractual term (years)	1 year 6 months	1 year 6 months
Expected volatility	94.80%	90.40%